Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Common Stocks - 96.4%
Aerospace & Defense - 0.7%
AAR Corp.	454	$8,535
Aerojet Rocketdyne Holdings, Inc.*	433	17,272
Astronics Corp.*	1,121	8,654
Axon Enterprise, Inc.*	95	8,617
Curtiss-Wright Corp.	353	32,921
Mercury Systems, Inc.*	135	10,457
Moog, Inc., Class A	324	20,584
		107,040
Air Freight & Logistics - 0.4%
Echo Global Logistics, Inc.*	598	15,410
Hub Group, Inc., Class A*	810	40,658
		56,068
Airlines - 0.4%
Allegiant Travel Co.	281	33,664
Spirit Airlines, Inc.*	1,568	25,245
		58,909
Auto Components - 1.3%
Adient PLC*	866	15,008
American Axle & Manufacturing*	1,150	6,635
Cooper-Standard Holdings, Inc.*	348	4,597
Dana, Inc.	2,204	27,153
Fox Factory Holding Corp.*	347	25,793
LCI Industries	414	44,004
Modine Manufacturing Co.*	1,146	7,163
Standard Motor Products, Inc.	486	21,700
Tenneco, Inc., Class A*	1,530	10,618
Visteon Corp.*	309	21,389
Workhorse Group, Inc.*	350	8,848
		192,908
Banks - 7.0%
ACNB Corp.	422	8,778
Ameris Bancorp	371	8,451
BancFirst Corp.	208	8,495
Bancorp, Inc. (The)*	1,133	9,789
BancorpSouth Bank	381	7,384
Bank of Commerce Holdings	1,637	11,410
BankFinancial Corp.	2,342	16,909
Bankwell Financial Group, Inc.	631	8,929
Banner Corp.	261	8,420
Berkshire Hills Bancorp, Inc.	2,533	25,609
Boston Private Financial Holdings, Inc.	1,988	10,974
Cadence BanCorp	1,521	13,065
Capital City Bank Group, Inc.	879	16,516
Capstar Financial Holdings, Inc.	828	8,123
Carter Bank & Trust	3,113	20,701
Cathay General Bancorp	1,910	41,409
CIT Group, Inc.	2,396	42,433
Colony Bankcorp, Inc.	1,004	10,793
Community Bank System, Inc.	163	8,877
Community Bankers Trust Corp.	2,652	13,472

	Shares/ Principal	Fair Value

Banks (continued)
CVB Financial Corp.	484	$8,049
Enterprise Bancorp, Inc.	329	6,916
First Commonwealth Financial Corp.	3,123	24,172
First Community Bankshares, Inc.	1,252	22,599
First Community Corp.	290	3,953
First Financial Bankshares, Inc.	634	17,695
First Financial Northwest, Inc.	2,238	20,411
First Horizon National Corp.	2,056	19,388
First Savings Financial Group, Inc.	48	2,608
First United Corp.	120	1,405
Flushing Financial Corp.	597	6,280
Fulton Financial Corp.	699	6,522
Glacier Bancorp, Inc.	276	8,846
Hancock Whitney Corp.	546	10,270
HBT Financial, Inc.	1,960	21,991
Heritage Commerce Corp.	1,449	9,643
Home BancShares, Inc.	1,753	26,575
Howard Bancorp, Inc.*	803	7,211
Independent Bank Corp.	1,667	20,954
Independent Bank Corp.	95	4,976
Independent Bank Group, Inc.	574	25,359
Investar Holding Corp.	688	8,820
Investors Bancorp, Inc.	1,710	12,415
Lakeland Bancorp, Inc.	740	7,363
Lakeland Financial Corp.	801	33,001
Macatawa Bank Corp.	1,089	7,111
MidWestOne Financial Group, Inc.	80	1,430
National Bank Holdings Corp., Class A	558	14,647
Northrim BanCorp, Inc.	541	13,790
OceanFirst Financial Corp.	212	2,902
Pacific Mercantile Bancorp*	3,553	13,217
Pacific Premier Bancorp, Inc.	629	12,668
Republic Bancorp, Inc., Class A	510	14,362
Republic First Bancorp, Inc.*	6,002	11,884
Sandy Spring Bancorp, Inc.	1,769	40,829
Sierra Bancorp	1,093	18,351
SmartFinancial, Inc.	1,126	15,302
South Plains Financial, Inc.	719	8,923
South State Corp.	757	36,450
Southern First Bancshares, Inc.*	279	6,738
Synovus Financial Corp.	698	14,777
TriCo Bancshares	297	7,274
TriState Capital Holdings, Inc.*	1,321	17,490
Union Bankshares, Inc.	902	18,293
United Bankshares, Inc.	665	14,278
United Community Banks, Inc.	2,281	38,617
Univest Financial Corp.	1,170	16,813
Washington Trust Bancorp, Inc.	408	12,509
WesBanco, Inc.	347	7,412
West BanCorp, Inc.	1,154	18,279

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Banks (continued)
Wintrust Financial Corp.	388	$15,539
		1,037,844
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	16	14,134

Biotechnology - 9.7%
ACADIA Pharmaceuticals, Inc.*	488	20,130
Acceleron Pharma, Inc.*	255	28,695
Acorda Therapeutics, Inc.*	2,241	1,154
Agenus, Inc.*	4,852	19,408
Aimmune Therapeutics, Inc.*	368	12,678
Akebia Therapeutics, Inc.*	1,510	3,790
Alector, Inc.*	306	3,224
Allogene Therapeutics, Inc.*	350	13,199
Amicus Therapeutics, Inc.*	875	12,355
AnaptysBio, Inc.*	327	4,823
Apellis Pharmaceuticals, Inc.*	292	8,810
Aptinyx, Inc.*	2,930	9,903
Arcus Biosciences, Inc.*	498	8,536
Arena Pharmaceuticals, Inc.*	323	24,157
Arrowhead Pharmaceuticals, Inc.*	825	35,525
Assembly Biosciences, Inc.*	510	8,384
Atara Biotherapeutics, Inc.*	298	3,862
Athersys, Inc.*	2,598	5,066
Beam Therapeutics, Inc.*	354	8,715
BioCryst Pharmaceuticals, Inc.*	2,413	8,289
Biohaven Pharmaceutical Holding Co. Ltd.*	226	14,692
Blueprint Medicines Corp.*	331	30,684
Bridgebio Pharma, Inc.*	557	20,899
Calithera Biosciences, Inc.*	1,099	3,792
ChemoCentryx, Inc.*	312	17,098
Chimerix, Inc.*	2,328	5,797
Coherus Biosciences, Inc.*	1,167	21,403
Corvus Pharmaceuticals, Inc.*	1,321	5,297
Cue Biopharma, Inc.*	434	6,532
CytomX Therapeutics, Inc.*	905	6,018
Deciphera Pharmaceuticals, Inc.*	332	17,032
Denali Therapeutics, Inc.*	375	13,436
Dynavax Technologies Corp.*	723	3,123
Eagle Pharmaceuticals, Inc.*	190	8,071
Editas Medicine, Inc.*	620	17,397
Emergent BioSolutions, Inc.*	510	52,698
Enanta Pharmaceuticals, Inc.*	659	30,169
Epizyme, Inc.*	798	9,520
Esperion Therapeutics, Inc.*	272	10,110
Exact Sciences Corp.*	131	13,355
Fate Therapeutics, Inc.*	656	26,220
FibroGen, Inc.*	1,032	42,436
Five Prime Therapeutics, Inc.*	216	1,015
Flexion Therapeutics, Inc.*	751	7,818

	Shares/ Principal	Fair Value

Biotechnology (continued)
Gossamer Bio, Inc.*	588	$7,297
Halozyme Therapeutics, Inc.*	821	21,576
Heron Therapeutics, Inc.*	642	9,514
Immunomedics, Inc.*	214	18,196
Inovio Pharmaceuticals, Inc.*	1,607	18,641
Insmed, Inc.*	1,076	34,583
Intellia Therapeutics, Inc.*	865	17,196
Intercept Pharmaceuticals, Inc.*	296	12,272
Invitae Corp.*	1,273	55,185
Iovance Biotherapeutics, Inc.*	393	12,938
Ironwood Pharmaceuticals, Inc.*	1,900	17,091
Karyopharm Therapeutics, Inc.*	1,392	20,323
Kindred Biosciences, Inc.*	3,789	16,255
Kodiak Sciences, Inc.*	135	7,993
Ligand Pharmaceuticals, Inc.*	260	24,783
MacroGenics, Inc.*	354	8,917
Mirati Therapeutics, Inc.*	200	33,210
Momenta Pharmaceuticals, Inc.*	645	33,850
Myriad Genetics, Inc.*	462	6,024
Natera, Inc.*	689	49,773
Novavax, Inc.*	522	56,559
Nymox Pharmaceutical Corp.*	1,563	3,845
OPKO Health, Inc.*	5,201	19,192
Precigen, Inc.*	2,227	7,795
Prevail Therapeutics, Inc.*	633	6,444
PTC Therapeutics, Inc.*	173	8,088
Puma Biotechnology, Inc.*	165	1,665
Radius Health, Inc.*	951	10,784
REGENXBIO, Inc.*	618	17,007
Retrophin, Inc.*	1,705	31,474
Sage Therapeutics, Inc.*	6	367
Sangamo Therapeutics, Inc.*	1,095	10,348
Sarepta Therapeutics, Inc.*	86	12,077
Seres Therapeutics, Inc.*	1,074	30,405
Sorrento Therapeutics, Inc.*	683	7,615
Spectrum Pharmaceuticals, Inc.*	4,921	20,078
Twist Bioscience Corp.*	137	10,408
Ultragenyx Pharmaceutical, Inc.*	660	54,245
Vanda Pharmaceuticals, Inc.*	858	8,288
Veracyte, Inc.*	946	30,736
Vir Biotechnology, Inc.*	399	13,698
Xencor, Inc.*	661	25,640
ZIOPHARM Oncology, Inc.*	2,433	6,131
		1,443,821
Building Products - 1.6%
Advanced Drainage Systems, Inc.	370	23,103
Builders FirstSource, Inc.*	1,425	46,484
Caesarstone Ltd.	978	9,584
Gibraltar Industries, Inc.*	750	48,855
Masonite International Corp.*	100	9,840

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Building Products (continued)
Quanex Building Products Corp.	631	$11,636
Trex Co., Inc.*	835	59,786
UFP Industries, Inc.	544	30,741
		240,029
Capital Markets - 2.0%
Ares Management Corp., Class A	609	24,616
Artisan Partners Asset Management, Inc., Class A	290	11,307
Brightsphere Investment Group, Inc.	1,564	20,176
Cohen & Steers, Inc.	242	13,489
Donnelley Financial Solutions, Inc.*	1,895	25,317
Evercore, Inc., Class A	86	5,630
Federated Hermes, Inc.	402	8,647
Focus Financial Partners, Inc., Class A*	242	7,935
Hamilton Lane, Inc., Class A	473	30,551
Houlihan Lokey, Inc.	268	15,825
Medley Management, Inc., Class A*	4,509	2,624
Moelis & Co., Class A	626	21,998
Piper Sandler Cos.	191	13,943
Silvercrest Asset Management Group, Inc., Class A	802	8,389
Stifel Financial Corp.	845	42,723
Virtus Investment Partners, Inc.	210	29,116
Waddell & Reed Financial, Inc., Class A	726	10,781
Westwood Holdings Group, Inc.	297	3,309
		296,376
Chemicals - 1.7%
AdvanSix, Inc.*	490	6,311
Avient Corp.	2,108	55,778
Balchem Corp.	102	9,958
Ferro Corp.*	721	8,940
HB Fuller Co.	515	23,577
Ingevity Corp.*	211	10,432
Innospec, Inc.	599	37,929
Koppers Holdings, Inc.*	460	9,618
Livent Corp.*	1,307	11,724
Stepan Co.	418	45,562
Trinseo SA	1,091	27,973
		247,802
Commercial Services & Supplies - 1.6%
ACCO Brands Corp.	1,340	7,772
Brink's Co. (The)	421	17,299
CECO Environmental Corp.*	726	5,293
Cimpress PLC*	250	18,790
Healthcare Services Group, Inc.	971	20,906
Herman Miller, Inc.	821	24,761
Interface, Inc.	720	4,406
Kimball International, Inc., Class B	1,019	10,740
McGrath RentCorp	917	54,644
MSA Safety, Inc.	179	24,017

	Shares/ Principal	Fair Value

Commercial Services & Supplies (continued)
SP Plus Corp.*	234	$4,200
Steelcase, Inc., Class A	1,001	10,120
Tetra Tech, Inc.	291	27,791
Viad Corp.	169	3,520
		234,259
Communications Equipment - 0.8%
Acacia Communications, Inc.*	147	9,908
Calix, Inc.*	988	17,566
Ciena Corp.*	575	22,822
Infinera Corp.*	1,123	6,918
Lumentum Holdings, Inc.*	290	21,788
TESSCO Technologies, Inc.	1,218	6,540
Ubiquiti, Inc.	136	22,666
ViaSat, Inc.*	378	12,999
		121,207
Construction & Engineering - 1.6%
Comfort Systems USA, Inc.	944	48,625
Dycom Industries, Inc.*	486	25,671
EMCOR Group, Inc.	545	36,902
MasTec, Inc.*	906	38,233
MYR Group, Inc.*	694	25,803
Primoris Services Corp.	973	17,553
WillScot Mobile Mini Holdings Corp., Class A*	2,899	48,355
		241,142
Construction Materials - 0.2%
Summit Materials, Inc., Class A*	1,463	24,198

Consumer Finance - 0.7%
Elevate Credit, Inc.*	2,263	5,816
Encore Capital Group, Inc.*	199	7,679
Enova International, Inc.*	541	8,867
FirstCash, Inc.	581	33,239
Green Dot Corp., Class A*	469	23,736
LendingTree, Inc.*	31	9,514
PRA Group, Inc.*	266	10,627
Regional Management Corp.*	191	3,182
		102,660
Containers & Packaging - 0.1%
Greif, Inc., Class A	417	15,100

Diversified Consumer Services - 0.5%
Carriage Services, Inc.	758	16,911
Grand Canyon Education, Inc.*	176	14,069
K12, Inc.*	356	9,377
Strategic Education, Inc.	183	16,739
WW International, Inc.*	578	10,907
		68,003
Diversified Financial Services - 0.1%
Cannae Holdings, Inc.*	362	13,488

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Diversified Telecommunication - 0.7%
Bandwidth, Inc., Class A*	64	$11,173
Cogent Communications Holdings, Inc.	567	34,048
Consolidated Communications Holdings, Inc.*	1,334	7,590
Iridium Communications, Inc.*	956	24,455
Liberty Latin America Ltd., Class C*	200	1,628
Ooma, Inc.*	958	12,502
Vonage Holdings Corp.*	1,506	15,406
		106,802
Electric Utilities - 1.0%
IDACORP, Inc.	980	78,302
PNM Resources, Inc.	1,131	46,744
Portland General Electric Co.	544	19,312
		144,358
Electrical Equipment - 1.5%
Atkore International Group, Inc.*	556	12,638
AZZ, Inc.	368	12,556
Encore Wire Corp.	398	18,475
Generac Holdings, Inc.*	465	90,043
LSI Industries, Inc.	1,524	10,287
Plug Power, Inc.*	2,042	27,383
Sunrun, Inc.*	593	45,703
		217,085
Electronic Equipment, Instruments & Components - 2.3%
Arlo Technologies, Inc.*	548	2,882
Daktronics, Inc.	5,787	22,917
ePlus, Inc.*	228	16,690
Fabrinet*	335	21,115
FARO Technologies, Inc.*	155	9,452
Fitbit, Inc., Class A*	1,949	13,565
II-VI, Inc.*	422	17,116
Insight Enterprises, Inc.*	507	28,686
Littelfuse, Inc.	147	26,069
Novanta, Inc.*	101	10,639
OSI Systems, Inc.*	813	63,097
PC Connection, Inc.	716	29,399
Sanmina Corp.*	656	17,745
ScanSource, Inc.*	1,260	24,986
SYNNEX Corp.	331	46,360
		350,718
Energy Equipment & Services - 0.6%
Archrock, Inc.	2,783	14,973
Basic Energy Services, Inc.*	394	73
Cactus, Inc., Class A	391	7,503
ChampionX Corp.*	2,104	16,811
Dril-Quip, Inc.*	273	6,760
Exterran Corp.*	949	3,948
Matrix Service Co.*	327	2,731
Natural Gas Services Group, Inc.*	1,603	13,545
Newpark Resources, Inc.*	5,028	5,279

	Shares/ Principal	Fair Value

Energy Equipment & Services (continued)
NexTier Oilfield Solutions, Inc.*	1,057	$1,955
Oceaneering International, Inc.*	2,230	7,850
Oil States International, Inc.*	1,382	3,773
Parker Drilling Co.*	2	6
ProPetro Holding Corp.*	1,654	6,715
Solaris Oilfield Infrastructure, Inc., Class A	560	3,550
US Silica Holdings, Inc.	510	1,530
Valaris PLC*	2,253	196
		97,198
Entertainment - 0.4%
Cinemark Holdings, Inc.	1,880	18,800
IMAX Corp.*	1,272	15,213
Marcus Corp. (The)	1,406	10,868
World Wrestling Entertainment, Inc., Class A	286	11,575
		56,456
Equity Real Estate Investment - 5.3%
Acadia Realty Trust	1,030	10,815
Armada Hoffler Properties, Inc.	1,724	15,964
Cedar Realty Trust, Inc.	3,401	2,755
Chatham Lodging Trust	1,010	7,696
City Office REIT, Inc.	1,868	14,047
Colony Capital, Inc.	7,738	21,125
CorePoint Lodging, Inc.	3,256	17,745
Cousins Properties, Inc.	920	26,303
DiamondRock Hospitality Co.	3,987	20,214
Easterly Government Properties, Inc.	1,087	24,360
EastGroup Properties, Inc.	377	48,757
Essential Properties Realty Trust, Inc.	428	7,841
First Industrial Realty Trust, Inc.	2,225	88,555
Four Corners Property Trust, Inc.	2,024	51,794
Franklin Street Properties Corp.	1,374	5,029
GEO Group, Inc. (The)	326	3,697
Macerich Co. (The)	2,010	13,648
National Storage Affiliates Trust	836	27,345
NexPoint Residential Trust, Inc.	725	32,154
Pebblebrook Hotel Trust	2,585	32,390
Plymouth Industrial REIT, Inc.	1,288	15,894
QTS Realty Trust, Inc., Class A	1,050	66,171
Retail Properties of America, Inc., Class A	2,570	14,932
Rexford Industrial Realty, Inc.	684	31,300
RLJ Lodging Trust	1,369	11,855
Ryman Hospitality Properties, Inc.	556	20,461
Sabra Health Care REIT, Inc.	789	10,876
Summit Hotel Properties, Inc.	6,221	32,225
Terreno Realty Corp.	1,263	69,162
Uniti Group, Inc.	2,559	26,959

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Equity Real Estate Investment (continued)
Xenia Hotels & Resorts, Inc.	1,519	$13,337
		785,406
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc.*	539	22,396
Ingles Markets, Inc., Class A	54	2,054
Natural Grocers by Vitamin Cottage, Inc.	37	365
Performance Food Group Co.*	1,232	42,652
PriceSmart, Inc.	180	11,961
SpartanNash Co.	44	719
Weis Markets, Inc.	385	18,480
		98,627
Food Products - 1.5%
Calavo Growers, Inc.	706	46,787
Freshpet, Inc.*	424	47,340
Hostess Brands, Inc.*	2,526	31,145
J&J Snack Foods Corp.	227	29,598
John B. Sanfilippo & Son, Inc.	417	31,433
Lancaster Colony Corp.	166	29,681
Seneca Foods Corp., Class A*	382	13,649
		229,633
Gas Utilities - 1.0%
New Jersey Resources Corp.	2,369	64,010
Northwest Natural Holding Co.	453	20,562
ONE Gas, Inc.	151	10,420
Southwest Gas Holdings, Inc.	778	49,092
		144,084
Health Care Equipment & Supplies - 3.2%
AtriCure, Inc.*	447	17,835
Cantel Medical Corp.	338	14,852
Cardiovascular Systems, Inc.*	410	16,134
CONMED Corp.	254	19,982
CryoPort, Inc.*	200	9,480
Glaukos Corp.*	231	11,439
Globus Medical, Inc., Class A*	395	19,560
Haemonetics Corp.*	234	20,417
ICU Medical, Inc.*	159	29,059
Inogen, Inc.*	306	8,874
Insulet Corp.*	65	15,378
Integer Holdings Corp.*	157	9,265
iRhythm Technologies, Inc.*	230	54,765
LivaNova PLC*	152	6,872
Masimo Corp.*	98	23,134
Merit Medical Systems, Inc.*	580	25,230
Neogen Corp.*	263	20,580
Nevro Corp.*	283	39,422
Novocure Ltd.*	191	21,260
NuVasive, Inc.*	146	7,091
Quidel Corp.*	71	15,576
SeaSpine Holdings Corp.*	414	5,920
Shockwave Medical, Inc.*	209	15,842

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
Tactile Systems Technology, Inc.*	268	$9,806
Tandem Diabetes Care, Inc.*	185	20,998
TransMedics Group, Inc.*	748	10,307
Wright Medical Group NV*	389	11,880
		480,958
Health Care Providers & Services - 2.7%
AMN Healthcare Services, Inc.*	575	33,614
Chemed Corp.	42	20,175
CorVel Corp.*	227	19,393
Covetrus, Inc.*	365	8,906
Encompass Health Corp.	522	33,920
Ensign Group, Inc. (The)	695	39,657
Enzo Biochem, Inc.*	2,668	5,629
HealthEquity, Inc.*	642	32,979
LHC Group, Inc.*	314	66,744
Magellan Health, Inc.*	137	10,382
Molina Healthcare, Inc.*	50	9,152
National Research Corp.	282	13,877
Patterson Cos., Inc.	1,409	33,964
Select Medical Holdings Corp.*	1,993	41,494
Tenet Healthcare Corp.*	410	10,049
US Physical Therapy, Inc.	334	29,018
		408,953
Health Care Technology - 1.7%
Allscripts Healthcare Solutions, Inc.*	2,129	17,330
Castlight Health, Inc., Class B*	2,670	3,017
Evolent Health, Inc., Class A*	851	10,561
HMS Holdings Corp.*	358	8,574
Inovalon Holdings, Inc., Class A*	1,442	38,141
Inspire Medical Systems, Inc.*	250	32,263
Livongo Health, Inc.*	109	15,265
Omnicell, Inc.*	595	44,423
Phreesia, Inc.*	1,001	32,162
Teladoc Health, Inc.*	201	44,067
Vocera Communications, Inc.*	382	11,109
		256,912
Hotels, Restaurants & Leisure - 4.0%
Bloomin' Brands, Inc.	645	9,849
Caesars Entertainment, Inc.*	1,514	84,875
Cheesecake Factory, Inc. (The)	1,033	28,655
Churchill Downs, Inc.	395	64,709
Cracker Barrel Old Country Store, Inc.	335	38,411
Dave & Buster's Entertainment, Inc.	879	13,326
Del Taco Restaurants, Inc.*	1,629	13,358
Denny's Corp.*	2,187	21,870
Dine Brands Global, Inc.	125	6,824
Everi Holdings, Inc.*	1,040	8,580
Hilton Grand Vacations, Inc.*	691	14,497
International Game Technology PLC	2,847	31,687
Jack in the Box, Inc.	175	13,879

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	186	$16,891
Papa John's International, Inc.	208	17,114
Penn National Gaming, Inc.*	1,237	89,930
Planet Fitness, Inc., Class A*	150	9,243
SeaWorld Entertainment, Inc.*	1,148	22,638
Target Hospitality Corp.*	426	520
Texas Roadhouse, Inc.	685	41,641
Wingstop, Inc.	338	46,188
		594,685
Household Durables - 2.4%
Bassett Furniture Industries, Inc.	2,375	32,490
Beazer Homes USA, Inc.*	322	4,250
Green Brick Partners, Inc.*	2,269	36,531
Helen of Troy Ltd.*	64	12,385
Hooker Furniture Corp.	309	7,982
iRobot Corp.*	319	24,212
La-Z-Boy, Inc.	619	19,579
MDC Holdings, Inc.	1,898	89,396
Meritage Homes Corp.*	619	68,331
Taylor Morrison Home Corp.*	221	5,434
TopBuild Corp.*	317	54,109
TRI Pointe Group, Inc.*	606	10,993
		365,692
Household Products - 0.2%
Central Garden & Pet Co.*	219	8,745
Central Garden & Pet Co., Class A*	85	3,072
Spectrum Brands Holdings, Inc.	295	16,862
		28,679
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	760	14,334

Insurance - 1.9%
American National Group, Inc.	178	12,020
Argo Group International Holdings Ltd.	616	21,209
CNO Financial Group, Inc.	1,685	27,027
eHealth, Inc.*	143	11,297
Employers Holdings, Inc.	623	18,846
Genworth Financial, Inc., Class A*	1,875	6,281
Greenlight Capital Re Ltd., Class A*	1,272	8,561
HCI Group, Inc.	455	22,427
Horace Mann Educators Corp.	530	17,702
Kemper Corp.	124	8,287
Kinsale Capital Group, Inc.	212	40,318
National General Holdings Corp.	534	18,023
Protective Insurance Corp., Class B	1,150	15,100
RLI Corp.	158	13,229
Selective Insurance Group, Inc.	195	10,041
Trupanion, Inc.*	266	20,987
United Fire Group, Inc.	564	11,460

	Shares/ Principal	Fair Value

Insurance (continued)
United Insurance Holdings Corp.	1,358	$8,229
		291,044
Interactive Media & Services - 0.4%
Cargurus, Inc.*	607	13,130
Cars.com, Inc.*	930	7,514
QuinStreet, Inc.*	1,247	19,753
TrueCar, Inc.*	1,115	5,575
Yelp, Inc.*	1,048	21,054
		67,026
Internet & Direct Marketing Retail - 1.0%
1-800-Flowers.com, Inc., Class A*	580	14,465
Etsy, Inc.*	189	22,988
Grubhub, Inc.*	263	19,023
Overstock.com, Inc.*	415	30,150
Shutterstock, Inc.	487	25,343
Stamps.com, Inc.*	127	30,601
		142,570
IT Services - 1.8%
CSG Systems International, Inc.	619	25,348
EPAM Systems, Inc.*	124	40,087
Fastly, Inc., Class A*	88	8,244
Hackett Group, Inc. (The)	911	10,185
Information Services Group, Inc.*	4,637	9,784
International Money Express, Inc.*	706	10,142
KBR, Inc.	333	7,446
LiveRamp Holdings, Inc.*	603	31,217
ManTech International Corp./VA, Class A	705	48,561
MAXIMUS, Inc.	518	35,436
NIC, Inc.	112	2,206
Perficient, Inc.*	323	13,805
Verra Mobility Corp.*	1,897	18,325
Virtusa Corp.*	225	11,061
		271,847
Leisure Products - 0.2%
Malibu Boats, Inc., Class A*	298	14,769
YETI Holdings, Inc.*	284	12,871
		27,640
Life Sciences Tools & Services - 1.3%
Adaptive Biotechnologies Corp.*	151	7,343
Luminex Corp.	864	22,680
Medpace Holdings, Inc.*	399	44,588
NanoString Technologies, Inc.*	471	21,054
NeoGenomics, Inc.*	1,030	37,997
PRA Health Sciences, Inc.*	130	13,187
Repligen Corp.*	189	27,885
Syneos Health, Inc.*	268	14,247
		188,981
Machinery - 2.8%
Albany International Corp., Class A	254	12,576

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Machinery (continued)
Altra Industrial Motion Corp.	383	$14,159
Blue Bird Corp.*	1,139	13,850
Briggs & Stratton Corp.	1,081	282
EnPro Industries, Inc.	311	17,544
ESCO Technologies, Inc.	816	65,737
Evoqua Water Technologies Corp.*	1,422	30,175
Gencor Industries, Inc.*	1,100	12,133
Greenbrier Cos., Inc. (The)	588	17,287
Hillenbrand, Inc.	969	27,481
John Bean Technologies Corp.	142	13,048
LB Foster Co., Class A*	453	6,079
Miller Industries, Inc.	338	10,333
Navistar International Corp.*	270	11,756
Proto Labs, Inc.*	128	16,576
RBC Bearings, Inc.*	91	11,030
Rexnord Corp.	895	26,707
SPX Corp.*	246	11,409
Standex International Corp.	288	17,050
Wabash National Corp.	1,432	17,127
Watts Water Technologies, Inc., Class A	473	47,371
Woodward, Inc.	159	12,745
		412,455
Media - 0.9%
Cardlytics, Inc.*	132	9,315
Entercom Communications Corp., Class A	1,456	2,344
Entravision Communications Corp., Class A	4,818	7,323
EW Scripps Co. (The), Class A	843	9,644
Gray Television, Inc.*	596	8,207
iHeartMedia, Inc., Class A*	1,165	9,460
MSG Networks, Inc., Class A*	1,116	10,680
Nexstar Media Group, Inc., Class A	190	17,087
Sinclair Broadcast Group, Inc., Class A	239	4,596
TechTarget, Inc.*	942	41,410
TEGNA, Inc.	894	10,505
Townsquare Media, Inc., Class A	1,795	8,365
		138,936
Metals & Mining - 1.3%
Carpenter Technology Corp.	322	5,847
Cleveland-Cliffs, Inc.	1,759	11,293
Coeur Mining, Inc.*	2,260	16,679
Commercial Metals Co.	1,086	21,698
Hecla Mining Co.	1,471	7,473
Kaiser Aluminum Corp.	429	22,990
Materion Corp.	472	24,558
Novagold Resources, Inc.*	2,637	31,354
Ryerson Holding Corp.*	1,590	9,111
Schnitzer Steel Industries, Inc., Class A	1,242	23,884
SunCoke Energy, Inc.	1,162	3,974

	Shares/ Principal	Fair Value

Metals & Mining (continued)
TimkenSteel Corp.*	2,897	$10,284
		189,145
Mortgage Real Estate Investment - 0.8%
Apollo Commercial Real Estate Finance, Inc.	805	7,253
Arbor Realty Trust, Inc.	843	9,669
Ares Commercial Real Estate Corp.	937	8,564
Blackstone Mortgage Trust, Inc., Class A	733	16,104
Colony Credit Real Estate, Inc.	1,932	9,486
Ellington Financial, Inc.	750	9,195
Ellington Residential Mortgage REIT	716	7,948
Great Ajax Corp.	657	5,447
Invesco Mortgage Capital, Inc.	3,106	8,417
Ladder Capital Corp.	590	4,201
TPG RE Finance Trust, Inc.	1,498	12,673
Two Harbors Investment Corp.	3,458	17,601
		116,558
Multiline Retail - 0.3%
Big Lots, Inc.	550	24,530
Dillard's, Inc., Class A	676	24,688
		49,218
Multi-Utilities - 0.2%
Avista Corp.	581	19,824
NorthWestern Corp.	167	8,123
		27,947
Oil, Gas & Consumable Fuels - 1.2%
Brigham Minerals, Inc., Class A	1,039	9,268
Callon Petroleum Co.*	91	439
CNX Resources Corp.*	1,400	13,216
CVR Energy, Inc.	1,072	13,271
Delek US Holdings, Inc.	1,882	20,947
DHT Holdings, Inc.	1,544	7,967
Evolution Petroleum Corp.	5,122	11,473
Falcon Minerals Corp.	3,546	8,652
Golar LNG Ltd.*	882	5,340
Laredo Petroleum, Inc.*	566	5,547
Matador Resources Co.*	535	4,419
Nordic American Tankers Ltd.	1,996	6,966
Oasis Petroleum, Inc.*	4,899	1,372
Ovintiv, Inc.	717	5,851
Par Pacific Holdings, Inc.*	2,122	14,366
PBF Energy, Inc., Class A	1,361	7,744
PDC Energy, Inc.*	674	8,354
Scorpio Tankers, Inc.	808	8,945
Southwestern Energy Co.*	3,497	8,218
Talos Energy, Inc.*	1,464	9,443
World Fuel Services Corp.	465	9,853
		181,651
Paper & Forest Products - 0.5%
Boise Cascade Co.	1,250	49,900

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Paper & Forest Products (continued)
Neenah, Inc.	249	$9,330
Schweitzer-Mauduit International, Inc.	278	8,448
		67,678
Personal Products - 0.2%
Edgewell Personal Care Co.*	233	6,496
Medifast, Inc.	44	7,236
Natural Health Trends Corp.	727	4,100
USANA Health Sciences, Inc.*	237	17,455
		35,287
Pharmaceuticals - 1.9%
Aerie Pharmaceuticals, Inc.*	391	4,602
AMAG Pharmaceuticals, Inc.*	727	6,834
Amneal Pharmaceuticals, Inc.*	2,804	10,879
Amphastar Pharmaceuticals, Inc.*	109	2,044
Axsome Therapeutics, Inc.*	119	8,479
Catalent, Inc.*	526	45,057
Corcept Therapeutics, Inc.*	984	17,126
Endo International PLC*	798	2,633
Horizon Therapeutics PLC*	41	3,185
Intersect ENT, Inc.*	628	10,243
Intra-Cellular Therapies, Inc.*	533	13,677
MyoKardia, Inc.*	215	29,311
Nektar Therapeutics*	406	6,736
NGM Biopharmaceuticals, Inc.*	872	13,873
Pacira BioSciences, Inc.*	263	15,812
Phibro Animal Health Corp., Class A	735	12,789
Prestige Consumer Healthcare, Inc.*	963	35,072
Reata Pharmaceuticals, Inc., Class A*	21	2,046
Supernus Pharmaceuticals, Inc.*	1,098	22,882
Theravance Biopharma, Inc.*	636	9,403
Tricida, Inc.*	477	4,322
		277,005
Professional Services - 1.7%
ASGN, Inc.*	723	45,954
CRA International, Inc.	445	16,674
Exponent, Inc.	291	20,961
Forrester Research, Inc.*	125	4,099
Franklin Covey Co.*	900	15,966
ICF International, Inc.	296	18,213
InnerWorkings, Inc.*	1,929	5,767
Insperity, Inc.	655	42,896
Kforce, Inc.	1,583	50,925
Mistras Group, Inc.*	814	3,183
TriNet Group, Inc.*	392	23,253
		247,891
Real Estate Management & Development - 0.6%
Kennedy-Wilson Holdings, Inc.	733	10,643
Marcus & Millichap, Inc.*	94	2,587
RE/MAX Holdings, Inc., Class A	842	27,559
Redfin Corp.*	597	29,808

	Shares/ Principal	Fair Value

Real Estate Management & Development (continued)
RMR Group, Inc. (The), Class A	664	$18,240
		88,837
Road & Rail - 0.8%
Covenant Logistics Group, Inc.*	1,140	19,939
Knight-Swift Transportation Holdings, Inc.	588	23,932
Marten Transport Ltd.	2,241	36,573
Saia, Inc.*	96	12,109
Universal Logistics Holdings, Inc.	361	7,531
Werner Enterprises, Inc.	561	23,556
		123,640
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc.*	433	27,253
Ambarella, Inc.*	621	32,404
Brooks Automation, Inc.	558	25,813
Cabot Microelectronics Corp.	218	31,133
Cirrus Logic, Inc.*	999	67,383
DSP Group, Inc.*	634	8,356
FormFactor, Inc.*	1,809	45,098
Inphi Corp.*	277	31,093
Lattice Semiconductor Corp.*	488	14,132
Power Integrations, Inc.	300	16,620
Rambus, Inc.*	472	6,462
Semtech Corp.*	372	19,701
Silicon Laboratories, Inc.*	87	8,513
Synaptics, Inc.*	448	36,028
Ultra Clean Holdings, Inc.*	420	9,013
		379,002
Software - 5.7%
8x8, Inc.*	1,612	25,067
A10 Networks, Inc.*	560	3,567
Alarm.com Holdings, Inc.*	539	29,780
Appfolio, Inc., Class A*	177	25,100
Appian Corp.*	232	15,022
Benefitfocus, Inc.*	1,919	21,493
Bill.com Holdings, Inc.*	53	5,316
Blackbaud, Inc.	348	19,429
Blackline, Inc.*	253	22,676
Bottomline Technologies DE, Inc.*	582	24,537
Box, Inc., Class A*	2,343	40,675
Cloudera, Inc.*	2,871	31,265
CommVault Systems, Inc.*	751	30,641
Cornerstone OnDemand, Inc.*	552	20,071
Coupa Software, Inc.*	42	11,518
Everbridge, Inc.*	196	24,643
Fair Isaac Corp.*	87	37,008
Five9, Inc.*	261	33,847
LivePerson, Inc.*	738	38,369
Medallia, Inc.*	293	8,034
MicroStrategy, Inc., Class A*	64	9,636

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Software (continued)
Model N, Inc.*	173	$6,103
New Relic, Inc.*	366	20,628
Nutanix, Inc., Class A*	648	14,373
Paylocity Holding Corp.*	98	15,819
Progress Software Corp.	788	28,904
Proofpoint, Inc.*	242	25,543
PROS Holdings, Inc.*	424	13,543
Q2 Holdings, Inc.*	450	41,067
Qualys, Inc.*	332	32,539
Rapid7, Inc.*	651	39,867
RingCentral, Inc., Class A*	58	15,927
SPS Commerce, Inc.*	604	47,033
Sumo Logic, Inc.*	184	4,011
SVMK, Inc.*	520	11,497
Workiva, Inc.*	142	7,918
Yext, Inc.*	1,001	15,195
Zendesk, Inc.*	150	15,438
Zscaler, Inc.*	158	22,229
		855,328
Specialty Retail - 3.1%
Aaron's, Inc.	409	23,170
American Eagle Outfitters, Inc.	2,274	33,678
America's Car-Mart, Inc.*	145	12,308
Asbury Automotive Group, Inc.*	322	31,379
At Home Group, Inc.*	474	7,044
Bed Bath & Beyond, Inc.	1,404	21,032
Buckle, Inc. (The)	1,283	26,160
Children's Place, Inc. (The)	370	10,490
Designer Brands, Inc., Class A	3,087	16,762
Five Below, Inc.*	106	13,462
GameStop Corp., Class A*	1,102	11,240
Group 1 Automotive, Inc.	211	18,650
Guess?, Inc.	1,423	16,535
Lithia Motors, Inc., Class A	204	46,500
MarineMax, Inc.*	306	7,855
Monro, Inc.	511	20,731
National Vision Holdings, Inc.*	463	17,705
ODP Corp. (The)	87	1,692
Rent-A-Center, Inc./TX, Class A	220	6,576
RH*	119	45,532
Sally Beauty Holdings, Inc.*	940	8,169
Signet Jewelers Ltd.	931	17,410
Sleep Number Corp.*	54	2,641
Sonic Automotive, Inc., Class A	434	17,429
Tilly's, Inc., Class A	367	2,213
Urban Outfitters, Inc.*	1,508	31,381
		467,744
Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage, Inc., Class A*	1,135	17,468

	Shares/ Principal	Fair Value

Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear Co.	318	$27,660
Crocs, Inc.*	832	35,551
Culp, Inc.	710	8,818
Deckers Outdoor Corp.*	208	45,762
Oxford Industries, Inc.	638	25,750
Steven Madden Ltd.	573	11,174
Wolverine World Wide, Inc.	885	22,868
		177,583
Thrifts & Mortgage Finance - 1.6%
Capitol Federal Financial, Inc.	1,072	9,932
Essent Group Ltd.	945	34,974
Federal Agricultural Mortgage Corp., Class C	312	19,862
Merchants Bancorp	745	14,684
Meridian Bancorp, Inc.	1,688	17,471
MGIC Investment Corp.	1,160	10,278
NMI Holdings, Inc., Class A*	325	5,785
Northwest Bancshares, Inc.	909	8,363
Premier Financial Corp.	1,420	22,116
Radian Group, Inc.	1,861	27,189
Riverview Bancorp, Inc.	4,554	18,899
Southern Missouri Bancorp, Inc.	382	9,008
Walker & Dunlop, Inc.	47	2,491
Washington Federal, Inc.	1,542	32,166
WSFS Financial Corp.	321	8,657
		241,875
Tobacco - 0.1%
Vector Group Ltd.	1,822	17,655

Trading Companies & Distributors - 1.9%
Applied Industrial Technologies, Inc.	1,037	57,139
Beacon Roofing Supply, Inc.*	638	19,823
BMC Stock Holdings, Inc.*	532	22,785
DXP Enterprises, Inc.*	426	6,871
Foundation Building Materials, Inc.*	1,211	19,037
GATX Corp.	167	10,646
GMS, Inc.*	866	20,871
H&E Equipment Services, Inc.	856	16,829
Herc Holdings, Inc.*	749	29,668
Lawson Products, Inc./de*	148	6,072
NOW, Inc.*	1,347	6,115
Rush Enterprises, Inc., Class A	235	11,877
SiteOne Landscape Supply, Inc.*	285	34,756
Systemax, Inc.	457	10,941
Univar Solutions, Inc.*	90	1,519
WESCO International, Inc.*	58	2,553
WESCO International, Inc.(a)	154	4,312
		281,814
Water Utilities - 0.5%
American States Water Co.	573	42,946

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Water Utilities (continued)
SJW Group	442	$26,900
		69,846
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	132	5,865
Spok Holdings, Inc.	988	9,396
		15,261
Total Common Stocks (Cost - $14,988,323)		14,364,500
Rights - 0.0%†
Alder BioPharmaceuticals CVR*	638	561
Achillion Pharmaceuticals, Inc., CVR*	1,183	545
Total Rights (Cost - $562)		1,106
Warrants - 0.0%†
Parker Drilling Co., expires 9/16/24* (Cost - $0)	20	0

Short-Term Investments - 3.3%
Money Market Funds - 3.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(b) (Cost - $489,970)	489,970	489,970

Total Investments - 99.7% (Cost - $15,478,855)		$14,855,576
Other Assets Less Liabilities - Net 0.3%		47,480
Total Net Assets - 100.0%		$14,903,056

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	Variable rate security. The rate shown is the rate in effect at period end.
(b)	The rate shown is the annualized seven-day yield at period end.

CVR	-	Contingent Value Rights
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	7	12/18/2020	$526,540	$(3,020)